AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 174                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 175                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)

         /X/   Immediately upon filing pursuant to paragraph (b)
         / /    On [date] pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         / /    75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 174 relates solely to the CBRE Clarion Long/Short Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 174 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of January, 2012.

                                             THE ADVISORS' INNER CIRCLE FUND

                                             By:            *
                                                 -----------------------
                                                 Mike Beattie, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


           *             Trustee                 January 13, 2012
------------------------
 Charles E. Carlbom

            *            Trustee                 January 13, 2012
------------------------
 John K. Darr

            *            Trustee                 January 13, 2012
------------------------
 William M. Doran

                         Trustee                 January 13, 2012
------------------------
 Joseph T. Grause, Jr.

             *           Trustee                 January 13, 2012
------------------------
 Mitchell A. Johnson

             *           Trustee                 January 13, 2012
------------------------
 Betty L. Krikorian

             *           Trustee                 January 13, 2012
------------------------
 Robert A. Nesher

                         Trustee                 January 13, 2012
------------------------
 Bruce Speca

             *           Trustee                 January 13, 2012
------------------------
 James M. Storey

             *           Trustee                 January 13, 2012
------------------------
 George J. Sullivan, Jr.
             *           President               January 13, 2012

------------------------
 Mike Beattie
             *

------------------------ Treasurer, Controller   January 13, 2012
Michael Lawson           & Chief Financial
                         Officer


*By: /s/ Dianne M. Sulzbach
     ---------------------- --------------------------
     Dianne M. Sulzbach, pursuant to Power of Attorney

                                 EXHIBIT INDEX

Exhibit Number                  Description
--------------                  -----------

EX-101.INS                  XBRL  Instance  Document

EX-101.SCH                  XBRL  Taxonomy  Extension  Schema  Document

EX-101.CAL                  XBRL  Taxonomy  Extension  Calculation  Linkbase

EX-101.DEF                  XBRL  Taxonomy  Extension  Definition  Linkbase

EX-101.LAB                  XBRL  Taxonomy  Extension  Labels  Linkbase

EX-101.PRE                  XBRL  Taxomony  Extension  Presentation  Linkbase